Deferred revenue (Details Narrative) - USD ($) $ in Millions	Oct. 30, 2024	May 06, 2024	Aug. 11, 2022
IfrsStatementLineItems [Line Items]
Deferred revenue undrawn	$ 0.5	$ 1.0
Purchase Agreement [Member]
IfrsStatementLineItems [Line Items]
Prepaid gold ore			$ 5.0